Accounts Receivable, Net of Allowance for Doubtful Accounts	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Accounts Receivable, Net of Allowance for Doubtful Accounts [Abstract]
Accounts receivable, net of allowance for doubtful accounts
7	Accounts receivable, net of allowance for doubtful accounts

The components of accounts receivable were as follows:

(In USD)

As at	September 30, 2024	March 31, 2024

Accounts receivable	$116,363	$207,971
Allowance for credit losses	(13,705)	(13,774)
Net accounts receivable	$102,658	$194,197

The Company records an allowance for credit losses for amounts owed for completed transactions that may never settle or be collected. For the three months and six months ended September 30, 2024, allowance amounting to $NIL and $NIL was created for expected credit losses respectively (March 31, 2024 : $13,774).

6	Accounts receivable, net of allowance for doubtful accounts

The components of accounts receivables were as follows:

(In USD)
As at	March 31, 2024	March 31, 2023

Accounts receivable	$207,971	$255,175
Allowance for credit losses	(13,774)	-
Net accounts receivable	194,197	255,175

The Company records an allowance for credit losses for amounts owed for completed transactions that may never settle or be collected. As at March 31, 2024 and March 31, 2023, allowance amounting to $13,774 and Nil was created for expected credit losses respectively.